Related -Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related -Party Transactions
Related -Party Transactions

(15) Related-Party Transactions

Between inception and mid-2018, major shareholders and co-founders funded certain expenses of the Company. The aggregate amount of these expenses, $35,685, was reimbursed by the Company during 2021.

In April 2021, three members of the Company’s management advanced an aggregate of $31,500 to the Company to enable it to pay certain Company IPO expenses. These advances were repaid in full, without interest, on May 13, 2021.

(15) Related -Party Transactions

Between inception and mid-2018, major shareholders and co-founders funded certain expenses of the Company. The aggregate amount of these expenses remaining unreimbursed at December 31, 2021 and 2020, is $0 and $35,685, respectively. The Company reimbursed these obligations in 2021.

On approximately April 26, 2021, three members of the Company’s management advanced an aggregate of $31,500 to the Company to enable it to pay certain Company IPO expenses. These advances were repaid in full, without interest, on May 13, 2021.